SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
b.	The following presents segment results of operations for the six months ended June 30, 2016 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$11,193	$23,685	$(3,838)	$31,040

Segments operating profit	$772	$2,351	$104	$3,227

Segments tangible and intangible assets	$8,431	$25,627	$2,162	$36,220

Depreciation and amortization	$166	$964	$-	$1,130

Expenditures for assets	$51	$1,078	$-	$1,129

c.	The following presents segment results of operations for the six months ended June 30, 2015 (unaudited):
	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$11,009	$22,484	$(2,590)	$30,903

Segments operating profit	$1,243	$1,717	$185	$3,145

Segments tangible and intangible assets	$8,758	$26,926	$3,179	$38,863

Depreciation and amortization	$171	$1,175	$-	$1,346

Expenditures for assets	$79	$906	$-	$985

d.	The following presents segment results of operations for the three months ended June 30, 2016 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$5,591	$12,248	$(1,625)	$16,214

Segments operating profit	$166	$1,438	$41	$1,645

Segments tangible and intangible assets	$8,431	$25,627	$2,162	$36,220

Depreciation and amortization	$83	$530	$-	$613

Expenditures for assets	$31	$476	$-	$507

e.	The following presents segment results of operations for the three months ended June 30, 2015 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$5,545	$11,124	$(1,178)	$15,491

Segments operating profit	$612	$730	$69	$1,411

Segments tangible and intangible assets	$8,758	$26,926	$3,179	$38,863

Depreciation and amortization	$85	$584	$-	$669

Expenditures for assets	$50	$466	$-	$516

f.	The following presents segment results of operations for the year ended December 31, 2015:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$19,489	$47,938	$(6,860)	$60,567

Segments operating profit (loss)	$1,000	$3,848	$(205)	$4,643

Segments tangible and intangible assets	$8,469	$24,836	$1,804	$35,109

Depreciation, amortization and impairment expenses	$338	$3,067	$-	$3,405

Expenditures for assets	$149	$1,647	$-	$1,796